13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31,2002

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Controller
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      May 14, 2002

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	75
Form 13F Information Table Value Total: 	$314,125

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AvalonBay Cmnty 8.5% PFD C cal PFD              053484200     1398    55251 SH       SOLE                    55251
Equity Office 8.98% PFD        PFD              294741202      976    38562 SH       SOLE                    38562
IAC Capital Trust A 8.25% 12/3 PFD              44919e206     5947   238370 SH       SOLE                   238370
MCI Capital I A WCOM 8% 6/30/2 PFD              55267y206     2933   179416 SH       SOLE                   179416
ARV Assisted Living Inc        COM              00204c107       24    12000 SH       SOLE                    12000
Amgen Inc.                     COM              031162100     9979   167209 SH       SOLE                   167209
American International Group   COM              026874107      202     2795 SH       SOLE                     2795
AOL Time Warner                COM              00184a105    10377   438755 SH       SOLE                   438755
Baker Hughes Inc.              COM              057224107      282     7377 SH       SOLE                     7377
Bank of New York Inc.          COM              064057102      207     4935 SH       SOLE                     4935
Baxter International Inc.      COM              071813109    12525   210428 SH       SOLE                   210428
Berkshire Hathaway CL A        CL A             084670108     1280       18 SH       SOLE                       18
BP Plc Spon Adr                SPONSORED ADR    055622104      211     3978 SH       SOLE                     3978
Bristol-Myers Squibb Co        COM              110122108      451    11145 SH       SOLE                    11145
Broadcom Corp-CL A             CL A             111320107      503    14017 SH       SOLE                    14017
Burlington Resources           COM              122014103     8729   217739 SH       SOLE                   217739
Cardinal Health Inc            COM              14149y108     1398    19723 SH       SOLE                    19723
Celestica Inc                  COM              15101q108      397    10954 SH       SOLE                    10954
Chevron Corp.                  COM              166751107     1746    19345 SH       SOLE                    19345
Cisco Systems Inc.             COM              17275r102    11056   653045 SH       SOLE                   653045
Citigroup Inc                  COM              172967101    15301   308981 SH       SOLE                   308981
Communication Intelligence     COM              20338k106       66    60000 SH       SOLE                    60000
Costco Companies Inc           COM              22160k105     9828   246810 SH       SOLE                   246810
Duke Energy Corp               COM              264399106     1250    33060 SH       SOLE                    33060
El Paso Energy                 COM              283905107      227     5160 SH       SOLE                     5160
EMC                            COM              268648102     4102   344167 SH       SOLE                   344167
Exxon Corp                     COM              30231g102     1096    25008 SH       SOLE                    25008
Fannie Mae                     COM              313586109      597     7476 SH       SOLE                     7476
Freddie Mac                    COM              313586109    11895   187711 SH       SOLE                   187711
Genentech Inc                  COM NEW          368710406      200     3967 SH       SOLE                     3967
General Dynamics Corp          COM              369550108    12469   132720 SH       SOLE                   132720
General Electric Company       COM              369604103    11923   318377 SH       SOLE                   318377
Global Crossing Ltd            COM              g3921a100        1    10536 SH       SOLE                    10536
Goldman Sachs Group Inc        COM              38141g104     9360   103713 SH       SOLE                   103713
Home Depot Inc                 COM              437076102    14952   307581 SH       SOLE                   307581
Household International        COM              441815107    10039   176749 SH       SOLE                   176749
Int'l Business Machines Corp   COM              459200101     1562    15021 SH       SOLE                    15021
Intel Corp.                    COM              458140100     1887    62051 SH       SOLE                    62051
JP Morgan Chase & Co           COM              46625h100    11589   325088 SH       SOLE                   325088
Johnson & Johnson              COM              478160104      795    12241 SH       SOLE                    12241
Kimberly Clark                 COM              494368103      295     4558 SH       SOLE                     4558
Kroger Co                      COM              501044101    10374   468155 SH       SOLE                   468155
Leap Wireless Intl Inc         COM              521863100      107    12684 SH       SOLE                    12684
Liberty Media - A              CL A             530718105     7882   623583 SH       SOLE                   623583
Loral Space & Comm Ltd         COM              g56462107       25    11620 SH       SOLE                    11620
Lowes Corporation              COM              548661107      232     5334 SH       SOLE                     5334
Merck & Company Inc.           COM              589331107      401     6970 SH       SOLE                     6790
Microsoft Corp.                COM              594918104     7321   121394 SH       SOLE                   121394
Morgan Stanley Dean Witter Dis COM              617446448      325     5669 SH       SOLE                     5669
NASDAQ 100 Shares              UNIT SER 1       631100104      494    13689 SH       SOLE                    13689
Nextwave Telecom Inc Cl B      CL B             65332m103     1411   553334 SH       SOLE                   553334
Nokia Corp Spon ADR            SPONSORED ADR    654902204     1407    67857 SH       SOLE                    67857
Oracle Corp                    COM              68389x105     8917   696676 SH       SOLE                   696676
Pepsico Inc                    COM              713448108    10185   197763 SH       SOLE                   197763
Pfizer Inc.                    COM              717081103    12196   306898 SH       SOLE                   306898
Pharmacia                      COM              71713u102    12149   269502 SH       SOLE                   269502
Philip Morris Companies Inc.   COM              718154107      591    11217 SH       SOLE                    11217
ProBusiness Services Inc       COM              742674104      216    10000 SH       SOLE                    10000
Proctor & Gamble               COM              742718109      408     4526 SH       SOLE                     4526
Qualcomm Inc                   COM              747525103    22531   598586 SH       SOLE                   598586
Qwest Communications Intl      COM              749121109      106    12985 SH       SOLE                    12985
S&P Dep Receipts Trust Series  UNIT SER 1       78462f103      448     3910 SH       SOLE                     3910
S B C Communications           COM              78387g103      527    14077 SH       SOLE                    14077
Siebel Systems Inc.            COM              826170102      216     6623 SH       SOLE                     6623
Sprint PCS Group               COM              852061506      392    38075 SH       SOLE                    38075
Sun Microsystems Inc.          COM              866810104      485    55000 SH       SOLE                    55000
Target Corporation             COM              239753106    11632   269770 SH       SOLE                   269770
The Charles Schwab Corp.       COM              808513105      163    12486 SH       SOLE                    12486
Tribune Co.                    COM              896047107      213     4674 SH       SOLE                     4674
Tyco Int'l Ltd NEW             COM              902124106     8359   258641 SH       SOLE                   258641
United Parcel Service Cl B     CL B             911312106      322     5289 SH       SOLE                     5289
Van Kampen Merritt American    SH BEN INT       920919107      136    10044 SH       SOLE                    10044
Verizon Communications         COM              92343v104      367     8045 SH       SOLE                     8045
Washington Mutual Inc          COM              939322103     3258    98342 SH       SOLE                    98342
Wells Fargo & Company          COM              949746101      274     5555 SH       SOLE                     5555